Investment Objectives and Goals - PUTNAM LARGE CAP VALUE FUND	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks capital growth and current income.